Taxes - Schedule of Taxes Payable (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Taxes Payable [Abstract]
VAT taxes payable	¥ 514,344	$ 71,552	¥ 396,457
Income taxes payable	10,133,811	1,409,745	5,024,623
Other taxes payable	4,214,654	586,313	2,009,768
Total	¥ 14,862,809	$ 2,067,610	¥ 7,430,848